UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1:	Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (95.1%)[1]
Consumer Discretionary (14.4%)
	DeVry, Inc.	766,336	38,118
	Penske Automotive Group Inc.	1,827,320	37,789
*	O'Reilly Automotive, Inc.	925,021	37,611
*	WMS Industries, Inc.	1,029,643	37,232
*	DreamWorks Animation SKG, Inc.	949,100	29,906
*	GameStop Corp. Class A	1,278,825	27,993
*	The Warnaco Group, Inc.	731,353	26,570
*	Aeropostale, Inc.	719,194	26,179
	Service Corp. International	4,137,200	26,147
*	Penn National Gaming, Inc.	814,905	25,841
*	TRW Automotive Holdings Corp.	1,437,424	24,192
	Ross Stores, Inc.	518,248	22,850
*	Marvel Entertainment, Inc.	571,600	22,612
*	Life Time Fitness, Inc.	842,321	21,437
*	LKQ Corp.	1,120,110	20,095
*	Jos. A. Bank Clothiers, Inc.	547,951	20,050
*	Tractor Supply Co.	402,825	19,324
	Autoliv, Inc.	513,900	18,403
*	Capella Education Co.	284,472	18,309
	Nordstrom, Inc.	659,600	17,440
	Tupperware Brands Corp.	468,393	15,958
*	Tenneco Automotive, Inc.	958,527	15,499
	BorgWarner, Inc.	460,107	15,271
	American Eagle Outfitters, Inc.	1,028,230	14,796
*	Interpublic Group of Cos., Inc.	2,740,914	14,280
*	Texas Roadhouse, Inc.	1,252,888	13,945
	Aaron Rents, Inc.	468,980	12,883
	Royal Caribbean Cruises, Ltd.	819,400	11,898
	Mattel, Inc.	675,700	11,879
*,^	Netflix.com, Inc.	269,135	11,826
*	MGM Mirage, Inc.	1,610,900	11,647
	John Wiley & Sons Class A	350,088	11,164
	Brinker International, Inc.	661,453	11,007
*	ITT Educational Services, Inc.	109,200	10,631
	Hasbro, Inc.	395,525	10,481
	Phillips-Van Heusen Corp.	295,300	10,448
	Monro Muffler Brake, Inc.	388,850	10,340
*	Priceline.com, Inc.	76,850	9,961
	Talbots Inc.	1,905,900	9,549
*	Career Education Corp.	405,900	9,303
*	The Gymboree Corp.	225,100	8,954
	PetSmart, Inc.	399,392	8,934
	Lennar Corp. Class A	747,100	8,846
*	AnnTaylor Stores Corp.	731,200	8,826
	Gentex Corp.	580,980	8,697
	OfficeMax, Inc.	913,200	8,502
*	Bally Technologies Inc.	231,300	8,375
*	Jarden Corp.	335,083	8,260
*	The Children's Place Retail Stores, Inc.	249,759	8,185

*	CEC Entertainment Inc.	265,797	7,753
*	Jack in the Box Inc.	353,100	7,450
	Wolverine World Wide, Inc.	306,189	7,379
	Cracker Barrel Old Country Store Inc.	251,039	7,245
*	Pre-Paid Legal Services, Inc.	146,013	7,121
*	The Cheesecake Factory Inc.	363,293	7,037
*	Big Lots Inc.	305,200	7,032
	Matthews International Corp.	220,000	6,877
	Strayer Education, Inc.	31,550	6,701
	Guess ?, Inc.	221,230	6,431
	Tempur-Pedic International Inc.	413,122	6,127
*	NVR, Inc.	9,744	5,858
*,^	K12 Inc.	306,673	5,756
	Darden Restaurants Inc.	177,186	5,739
*	Dollar Tree, Inc.	122,281	5,640
	Advance Auto Parts, Inc.	121,402	5,612
*	The Wet Seal, Inc. Class A	1,598,400	5,275
	RadioShack Corp.	316,664	4,911
	Cablevision Systems NY Group Class A	233,450	4,779
*	Fossil, Inc.	177,670	4,680
	Jones Apparel Group, Inc.	337,370	4,642
*	The Dress Barn, Inc.	291,063	4,538
*	Panera Bread Co.	81,600	4,485
*	Sonic Corp.	400,669	4,419
*	Brink's Home Security Holdings, Inc.	147,450	4,397
	CKE Restaurants Inc.	487,588	4,315
	Williams-Sonoma, Inc.	302,350	4,251
	Genuine Parts Co.	120,000	4,250
*	Dick's Sporting Goods, Inc.	211,800	4,204
	Weight Watchers International, Inc.	149,100	4,157
*	Kirkland's, Inc.	299,135	4,131
	Regis Corp.	284,170	3,882
	Polaris Industries, Inc.	101,590	3,847
*	Collective Brands, Inc.	237,000	3,773
*	Kohl's Corp.	77,000	3,738
	Pulte Homes, Inc.	327,100	3,719
	Foot Locker, Inc.	326,800	3,621
*	99 Cents Only Stores	240,939	3,530
	The Buckle, Inc.	110,002	3,403
*	Corinthian Colleges, Inc.	215,400	3,326
*	FGX International Holdings Ltd.	245,000	3,236
	Harte-Hanks, Inc.	298,500	3,230
	Finish Line, Inc.	355,763	3,095
	Burger King Holdings Inc.	174,600	2,972
*	Sally Beauty Co. Inc.	416,058	2,904
*	Denny's Corp.	1,215,900	2,809
	WABCO Holdings Inc.	146,500	2,785
*	Exide Technologies	562,148	2,738
	Pool Corp.	112,000	2,645
*	J. Crew Group, Inc.	93,800	2,641
*	Deckers Outdoor Corp.	37,700	2,549
*	Wonder Auto Technology, Inc.	216,644	2,433
*,^	Fuel Systems Solutions, Inc.	95,800	2,403
*	P.F. Chang's China Bistro, Inc.	70,448	2,389
*	Jo-Ann Stores, Inc.	101,072	2,355

*	Hot Topic, Inc.	302,407	2,338
*	Carter's, Inc.	80,685	2,287
	DineEquity, Inc.	87,960	2,173
	Cato Corp. Class A	108,076	2,149
*	True Religion Apparel, Inc.	78,800	1,762
*	Pinnacle Entertainment, Inc.	168,800	1,693
*	Buffalo Wild Wings Inc.	40,000	1,614
*	Carrols Restaurant Group Inc.	236,768	1,603
*	Citi Trends Inc.	53,438	1,560
*	Steven Madden, Ltd.	47,187	1,513
	Fred's, Inc.	103,886	1,400
*	Timberland Co.	102,498	1,398
	Big 5 Sporting Goods Corp.	106,320	1,382
*	California Pizza Kitchen, Inc.	83,431	1,377
*	Isle of Capri Casinos, Inc.	111,981	1,331
	UniFirst Corp.	34,144	1,329
	Standard Motor Products, Inc.	113,108	1,263
	Interactive Data Corp.	53,300	1,213
	American Greetings Corp. Class A	76,731	1,210
*	Mediacom Communications Corp.	246,125	1,179
*	AutoNation, Inc.	55,300	1,144
*	Papa John's International, Inc.	39,209	996
*	Smith & Wesson Holding Corp.	155,349	941
	MDC Holdings, Inc.	26,430	931
*	Stein Mart, Inc.	77,700	857
*	Knology, Inc.	98,373	846
	National CineMedia Inc.	53,591	788
	O'Charley's Inc.	74,601	775
*	Red Robin Gourmet Burgers, Inc.	37,700	706
*	Valassis Communications, Inc.	58,800	670
*	Overstock.com, Inc.	44,921	592
*	Coldwater Creek Inc.	74,600	548
	CPI Corp.	29,013	532
*	Dorman Products, Inc.	30,075	492
*	Steiner Leisure Ltd.	15,500	491
	Books-a-Million Inc.	45,592	423
*	Caribou Coffee Co.	71,169	413
*,^	Chipotle Mexican Grill, Inc.	4,400	413
	Spartan Motors, Inc.	58,700	411
	Barnes & Noble, Inc.	16,840	388
*	Lincoln Educational Services	18,700	381
*	American Public Education, Inc.	8,100	286
*	G-III Apparel Group, Ltd.	22,822	276
*	AFC Enterprises, Inc.	36,844	274
*	Destination Maternity Corp.	10,678	244
*,^	Conn's, Inc.	17,369	219
*	Systemax Inc.	16,053	209
	Sturm, Ruger & Co., Inc.	16,749	209
	Choice Hotels International, Inc.	7,300	203
*	Core-Mark Holding Co., Inc.	7,467	201
*	CKX, Inc.	20,600	148
	ArvinMeritor, Inc.	19,300	140
*	Amerigon Inc.	16,200	136
*	Town Sports International Holdings, Inc.	39,800	134
*	Domino's Pizza, Inc.	16,117	132

*	Einstein Noah Restaurant Group Inc.	9,300	99
*	Midas Inc.	7,040	69
	National Presto Industries, Inc.	625	50
	World Wrestling Entertainment, Inc.	3,000	39
*	Mac-Gray Corp.	3,156	39
	Cinemark Holdings Inc.	3,400	38
*	Aristotle Corp	7,030	32
*	Fuqi International, Inc.	1,200	29
	PRIMEDIA Inc.	5,700	13
*	Warner Music Group Corp.	1,140	6
*	Culp, Inc.	855	6
	Haverty Furniture Cos., Inc.	383	4
			1,134,405
Consumer Staples (3.6%)
	Ruddick Corp.	1,322,200	31,072
	Nu Skin Enterprises, Inc.	1,464,035	26,367
*	United Natural Foods, Inc.	778,404	21,040
*	Chattem, Inc.	322,000	20,180
	PriceSmart, Inc.	982,300	16,021
*	Energizer Holdings, Inc.	233,820	14,978
*	Central European Distribution Corp.	503,340	14,451
	Herbalife Ltd.	410,370	14,121
*	BJ's Wholesale Club, Inc.	423,213	14,114
*	Dean Foods Co.	641,358	13,590
	The Pepsi Bottling Group, Inc.	243,300	8,260
*	TreeHouse Foods Inc.	240,434	7,802
	Diamond Foods, Inc.	270,400	7,625
*	Ralcorp Holdings, Inc.	115,300	7,323
*,^	Green Mountain Coffee Roasters, Inc.	100,200	7,058
*	Darling International, Inc.	927,850	6,551
^	Cal-Maine Foods, Inc.	178,419	5,251
*	NBTY, Inc.	128,224	4,642
	Flowers Foods, Inc.	163,629	3,866
	The Andersons, Inc.	117,039	3,771
	Spartan Stores, Inc.	268,010	3,455
	Church & Dwight, Inc.	57,629	3,399
	Lancaster Colony Corp.	67,225	3,061
*	Revlon, Inc.	402,949	2,442
*,^	American Oriental Bioengineering, Inc.	295,330	1,796
*	Orchids Paper Products Co.	76,961	1,758
*	Boston Beer Co., Inc. Class A	56,305	1,756
*	American Italian Pasta Co.	46,398	1,460
*	The Pantry, Inc.	79,767	1,400
*	Medifast, Inc.	91,966	1,375
	Sanderson Farms, Inc.	32,688	1,330
	Weis Markets, Inc.	36,077	1,193
*	HQ Sustainable Maritime Industries, Inc.	127,859	1,096
	Lance, Inc.	40,800	1,034
	Alberto-Culver Co.	34,200	876
*	Prestige Brands Holdings Inc.	131,701	860
*,^	China Sky One Medical Inc.	43,400	668
*	Overhill Farms Inc.	115,963	663
	Coca-Cola Bottling Co.	11,565	654
	Calavo Growers, Inc.	21,100	428

*	Hansen Natural Corp.	10,500	326
*	National Beverage Corp.	14,500	155
	Inter Parfums, Inc.	7,554	77
	Village Super Market Inc. Class A	2,606	76
	J & J Snack Foods Corp.	1,740	75
*	American Dairy, Inc.	2,700	72
*	Schiff Nutrition International, Inc.	11,770	67
			279,635
Energy (4.9%)
*	Ultra Petroleum Corp.	764,100	33,712
	Core Laboratories N.V.	329,040	28,284
*	Petrohawk Energy Corp.	1,147,430	27,860
*	Southwestern Energy Co.	631,280	26,154
	XTO Energy, Inc.	550,925	22,164
	Tidewater Inc.	457,400	20,583
*	Atwood Oceanics, Inc.	663,340	19,131
	Massey Energy Co.	702,200	18,678
	St. Mary Land & Exploration Co.	654,175	15,615
	Niko Resources Ltd.	212,040	14,940
	Frontier Oil Corp.	982,000	13,650
*	Tesco Corp.	1,320,286	13,242
*	Comstock Resources, Inc.	329,100	12,670
*	Encore Acquisition Co.	307,500	10,947
	CARBO Ceramics Inc.	241,999	10,089
*,^	Clean Energy Fuels Corp.	974,000	9,000
*	Dresser Rand Group, Inc.	268,900	7,828
*	Oceaneering International, Inc.	145,900	7,429
*	Whiting Petroleum Corp.	160,000	7,354
*	Alpha Natural Resources, Inc.	186,600	6,216
*	Weatherford International Ltd.	301,459	5,655
*	Nabors Industries, Inc.	303,500	5,166
	Cabot Oil & Gas Corp.	144,000	5,059
	Tesoro Corp.	323,400	4,233
*	EXCO Resources, Inc.	300,000	4,122
*	Plains Exploration & Production Co.	140,456	4,024
*	Superior Energy Services, Inc.	241,776	4,011
*	Concho Resources, Inc.	130,575	4,009
*	SEACOR Holdings Inc.	50,200	3,990
*	Helix Energy Solutions Group, Inc.	377,250	3,957
*	Gulfmark Offshore, Inc.	94,100	3,010
*	Contango Oil & Gas Co.	56,930	2,641
*	James River Coal Co.	117,200	2,176
	Rowan Cos., Inc.	87,800	1,873
*	Arena Resources, Inc.	50,000	1,631
	World Fuel Services Corp.	28,973	1,271
	Foundation Coal Holdings, Inc.	29,200	1,049
	Ship Finance International Ltd.	53,500	660
	Teekay Tankers Ltd.	61,713	597
*	Endeavor International Corp.	448,100	596
*	Cal Dive International, Inc.	55,300	494
*	Matrix Service Co.	41,300	418
*	PHI Inc. Non-Voting Shares	16,038	350
*	Isramco, Inc.	2,320	337
	Holly Corp.	10,300	219

*	CVR Energy, Inc.	18,000	154
*	TGC Industries, Inc.	22,100	101
*,^	Trico Marine Services, Inc.	17,394	77
	Golar LNG Ltd.	7,700	75
	Vaalco Energy, Inc.	15,900	70
*	Veneco Inc.	7,300	64
*	Bolt Technology Corp.	5,300	60
	Alon USA Energy, Inc.	1,600	16
			387,711
Exchange-Traded Funds (1.3%)
^,2	Vanguard Small-Cap ETF	1,165,083	58,394
^,2	Vanguard Small-Cap Growth ETF	713,200	37,308
	iShares Russell 2000 Index Fund	108,600	6,041
			101,743
Financials (6.1%)
*	Jefferies Group, Inc.	1,412,083	32,280
	MFA Mortgage Investments, Inc. REIT	3,759,100	27,817
	Discover Financial Services	2,208,800	26,241
	Cash America International Inc.	950,650	25,411
*	Affiliated Managers Group, Inc.	333,027	21,986
	Redwood Trust, Inc. REIT	1,073,600	17,446
	Waddell & Reed Financial, Inc.	592,000	16,795
	Comerica, Inc.	564,500	13,458
*	Nasdaq OMX Group, Inc.	624,900	13,204
	RenaissanceRe Holdings Ltd.	232,300	11,673
	Huntington Bancshares Inc.	2,769,012	11,325
	LaSalle Hotel Properties REIT	752,000	11,212
	KeyCorp	1,845,600	10,668
*	CB Richard Ellis Group, Inc.	817,149	8,907
	Endurance Specialty Holdings Ltd.	266,520	8,894
*	Stifel Financial Corp.	169,469	8,462
*	Piper Jaffray Cos., Inc.	182,780	8,382
	U-Store-It Trust REIT	1,712,253	8,304
*	ProAssurance Corp.	159,300	8,089
	OCH-Ziff Capital Management Group	763,150	7,952
*	Navigators Group, Inc.	155,600	7,673
	SEI Investments Co.	394,100	7,448
	SunTrust Banks, Inc.	372,700	7,268
*	BR Malls Participacoes SA	680,800	7,079
	Federated Investors, Inc.	255,500	6,625
*	MSCI, Inc.-Class A Shares	222,882	6,230
	Wintrust Financial Corp.	216,550	5,663
*	TD Ameritrade Holding Corp.	294,925	5,468
	Prosperity Bancshares, Inc.	156,000	5,228
*	SLM Corp.	561,200	4,989
	CapitalSource Inc.	1,069,249	4,961
	DiamondRock Hospitality Co. REIT	720,400	4,870
	TCF Financial Corp.	340,000	4,808
	Northern Trust Corp.	77,325	4,625
	BOK Financial Corp.	110,327	4,622
	Invesco, Ltd.	232,000	4,582
	PartnerRe Ltd.	66,615	4,569
*	Knight Capital Group, Inc. Class A	240,600	4,468
*	Signature Bank	148,820	4,387

	Allied World Assurance Holdings, Ltd.	100,222	4,356
*	The St. Joe Co.	144,566	4,071
	QC Holdings Inc.	734,159	3,906
	XL Capital Ltd. Class A	242,000	3,407
	Axis Capital Holdings Ltd.	114,000	3,244
	Westamerica Bancorporation	60,205	3,146
	Cullen/Frost Bankers, Inc.	62,800	3,016
*	Dollar Financial Corp.	185,135	2,907
	Amtrust Financial Services Inc.	207,393	2,534
	Digital Realty Trust, Inc. REIT	55,878	2,266
	Calamos Asset Management, Inc.	164,300	2,261
	City Holding Co.	67,101	2,162
	Reinsurance Group of America, Inc.	51,750	2,148
	Assured Guaranty Ltd.	145,539	2,033
*	Nelnet, Inc.	139,087	1,988
	Mid-America Apartment Communities, Inc. REIT	45,100	1,789
	Advance America, Cash Advance Centers, Inc.	319,799	1,765
	Brown & Brown, Inc.	91,300	1,751
	Equity Lifestyle Properties, Inc. REIT	41,800	1,742
	Washington REIT	60,200	1,541
	Southside Bancshares, Inc.	62,867	1,423
	Nationwide Health Properties, Inc. REIT	46,096	1,338
	PS Business Parks, Inc. REIT	25,868	1,338
	Health Care Inc. REIT	31,575	1,265
	Saul Centers, Inc. REIT	35,046	1,187
	Highwood Properties, Inc. REIT	44,300	1,135
*	Broadpoint Gleacher Securities Inc.	178,400	1,111
*	First Cash Financial Services, Inc.	58,300	1,096
	TrustCo Bank NY	172,000	1,082
*	TradeStation Group, Inc.	138,038	1,034
	Marshall & Ilsley Corp.	160,960	972
	Eaton Vance Corp.	33,800	967
	Associated Estates Realty Corp. REIT	149,885	890
	Life Partners Holdings	40,200	868
	Sun Communities, Inc. REIT	56,600	866
*	Encore Capital Group, Inc.	68,791	850
*	EZCORP, Inc.	64,100	811
	Cathay General Bancorp	84,474	770
	Rayonier Inc. REIT	19,300	753
	Gamco Investors Inc. Class A	13,933	636
	BGC Partners, Inc.	136,873	626
	Evercore Partners Inc.	31,100	612
	First Financial Bankshares, Inc.	11,600	611
*	Riskmetrics Group Inc.	30,300	553
	Capitol Federal Financial	14,501	534
	Suffolk Bancorp	17,500	516
*	Credit Acceptance Corp.	17,383	460
	EastGroup Properties, Inc. REIT	11,100	385
	Tanger Factory Outlet Centers, Inc. REIT	7,900	281
*	International Assets Holding Corp.	11,207	199
	Hancock Holding Co.	3,500	141
	LTC Properties, Inc. REIT	4,400	107
*	Bridge Capital Holdings	15,766	97
	Arrow Financial Corp.	3,381	95
	Getty Realty Holding Corp. REIT	4,100	92

	Park National Corp.	1,400	89
*	Penson Worldwide, Inc.	6,544	76
*	MarketAxess Holdings, Inc.	6,700	70
*	Hallmark Financial Services, Inc.	9,518	62
	Great Southern Bancorp, Inc.	2,884	61
*	Texas Capital Bancshares, Inc.	3,620	60
	Transatlantic Holdings, Inc.	1,200	57
	S.Y. Bancorp, Inc.	2,100	52
	United Financial Bancorp, Inc.	3,422	45
	Federal Realty Investment Trust REIT	700	40
	Ames National Corp.	1,228	32
	Kearny Financial Corp.	2,200	25
	First Place Financial Corp.	4,063	11
*	Investment Technology Group, Inc.	2	—
			482,483
Health Care (19.0%)
*	Edwards Lifesciences Corp.	628,750	41,127
*	Henry Schein, Inc.	799,658	41,086
*	Cephalon, Inc.	683,266	40,074
*	Medarex, Inc.	2,415,900	38,340
*	ResMed Inc.	931,165	38,178
*	IDEXX Laboratories, Inc.	706,960	35,221
*	Haemonetics Corp.	558,827	32,976
	DENTSPLY International Inc.	981,300	32,726
*	Regeneron Pharmaceuticals, Inc.	1,450,764	31,104
*	Isis Pharmaceuticals, Inc.	1,691,749	30,925
*	Qiagen NV	1,609,300	30,512
	The Cooper Companies, Inc.	1,106,730	30,369
	Beckman Coulter, Inc.	479,318	30,192
*	Mettler-Toledo International Inc.	356,077	29,932
*	Psychiatric Solutions, Inc.	913,225	24,675
*	ICON PLC - ADR	1,035,163	24,326
	Pharmaceutical Product Development, Inc.	1,047,136	21,749
*	Alkermes, Inc.	2,105,000	21,724
*	Bruker BioSciences Corp.	2,137,900	21,507
*	BioMarin Pharmaceutical Inc.	1,264,719	20,754
*	Endo Pharmaceuticals Holdings, Inc.	968,550	20,349
*	Community Health Systems, Inc.	712,500	20,178
	PDL BioPharma Inc.	2,430,110	20,000
*	Seattle Genetics, Inc.	1,649,904	19,881
*	Nektar Therapeutics	2,772,600	19,630
*	Health Management Associates Class A	3,071,700	18,522
*	Lincare Holdings, Inc.	692,074	18,119
*	Alexion Pharmaceuticals, Inc.	403,157	17,759
*	Coventry Health Care Inc.	763,500	17,561
*	Align Technology, Inc.	1,597,500	17,429
*	HLTH Corp.	1,182,700	17,362
*	Vertex Pharmaceuticals, Inc.	474,547	17,088
*	ICU Medical, Inc.	416,700	16,222
*	VCA Antech, Inc.	618,680	15,826
*	MWI Veterinary Supply Inc.	384,993	14,776
*	King Pharmaceuticals, Inc.	1,611,900	14,620
	Hikma Pharmaceuticals PLC	1,915,019	13,926
*	Immucor Inc.	825,735	13,757

*	Warner Chilcott Ltd.	908,993	13,726
*	Varian Medical Systems, Inc.	387,455	13,666
	Martek Biosciences Corp.	579,443	13,478
*	Covance, Inc.	242,307	13,363
*	Bio-Rad Laboratories, Inc. Class A	170,100	13,173
*	Exelixis, Inc.	2,461,900	13,171
*	PAREXEL International Corp.	848,850	13,132
*	Patterson Companies, Inc.	510,550	12,948
*	Luminex Corp.	717,600	12,680
*	Kindred Healthcare, Inc.	828,000	11,625
*	Celgene Corp.	202,710	11,546
*	Health Net Inc.	838,100	11,339
	Meridian Bioscience Inc.	512,700	11,290
*	Orthovita, Inc.	1,686,544	10,979
*	PSS World Medical, Inc.	517,350	10,456
*	Volcano Corp.	672,971	10,222
*	Sirona Dental Systems Inc.	377,775	9,818
	Brookdale Senior Living Inc.	891,700	9,550
*	Kinetic Concepts, Inc.	294,656	9,317
*	Millipore Corp.	132,400	9,215
*	Amylin Pharmaceuticals, Inc.	622,700	9,160
*	AMERIGROUP Corp.	366,228	9,039
*	Cyberonics, Inc.	521,600	8,664
*	Celera Corp.	1,418,205	8,509
*	Sun Healthcare Group Inc.	865,507	8,421
*	Impax Laboratories, Inc.	1,095,900	8,219
	Techne Corp.	126,500	8,073
*	ImmunoGen, Inc.	909,632	7,905
	Owens & Minor, Inc.	170,750	7,564
*	Onyx Pharmaceuticals, Inc.	204,493	7,345
*	Inverness Medical Innovations, Inc.	217,541	7,320
*	Amedisys Inc.	159,944	7,151
	PerkinElmer, Inc.	388,838	6,855
*	IPC The Hospitalist Co.	215,750	6,009
	Quality Systems, Inc.	107,800	5,917
	Universal Health Services Class B	105,902	5,889
*	Watson Pharmaceuticals, Inc.	160,560	5,576
	Omnicare, Inc.	225,985	5,394
*	Eurand NV	393,769	5,347
*	Mylan Inc.	403,400	5,321
	Teleflex Inc.	109,772	5,265
	Analogic Corp.	133,680	5,068
*	American Medical Systems Holdings, Inc.	329,400	5,037
*	Merit Medical Systems, Inc.	269,600	4,931
*	Dionex Corp.	73,200	4,825
*	Cypress Bioscience, Inc.	542,050	4,792
	STERIS Corp.	170,000	4,774
*	Phase Forward Inc.	334,157	4,745
*	Nuvasive, Inc.	114,512	4,740
*	Varian, Inc.	86,866	4,409
*	Dendreon Corp.	180,582	4,372
*	Myriad Genetics, Inc.	158,974	4,359
	Invacare Corp.	205,346	4,189
*	Life Technologies Corp.	92,000	4,189
*	Catalyst Health Solutions, Inc.	159,000	4,099

*	United Therapeutics Corp.	44,022	4,077
*	Valeant Pharmaceuticals International	150,000	3,870
*	Emergency Medical Services LP Class A	98,418	3,852
	AmerisourceBergen Corp.	195,200	3,849
*	Facet Biotech Corp.	422,342	3,725
*	Durect Corp.	1,583,700	3,643
*	HealthSouth Corp.	251,865	3,627
*	RehabCare Group, Inc.	149,706	3,602
*	Par Pharmaceutical Cos. Inc.	212,800	3,449
*	SonoSite, Inc.	143,855	3,391
*	Thoratec Corp.	129,600	3,258
*	The Medicines Co.	369,020	2,993
*	Centene Corp.	151,300	2,922
	Chemed Corp.	64,400	2,840
*	Alnylam Pharmaceuticals Inc.	119,200	2,774
*	HMS Holdings Corp.	68,750	2,640
*	Questcor Pharmaceuticals, Inc.	447,961	2,625
*	AthenaHealth Inc.	66,506	2,457
*	Affymetrix, Inc.	265,436	2,346
	Atrion Corp.	17,867	2,326
*	LHC Group Inc.	78,700	2,310
*	CorVel Corp.	93,388	2,281
*	Cubist Pharmaceuticals, Inc.	113,500	2,255
*	Gentiva Health Services, Inc.	104,832	2,231
*	Masimo Corp.	89,100	2,179
*	Orthofix International N.V.	77,472	2,158
*	Gen-Probe Inc.	56,500	2,097
*	Medivation Inc.	84,291	2,086
*	Maxygen Inc.	256,614	2,050
*	ev3 Inc.	165,079	2,026
*	AMN Healthcare Services, Inc.	270,300	1,968
*	Savient Pharmaceuticals Inc.	125,000	1,949
*	Emergent BioSolutions Inc.	128,000	1,838
*	Enzon Pharmaceuticals, Inc.	225,100	1,830
	Medicis Pharmaceutical Corp.	106,600	1,825
*	Accelrys Inc.	270,544	1,623
*	BioScrip Inc.	232,911	1,377
*	Harvard Bioscience, Inc.	300,261	1,249
*	Cantel Medical Corp.	75,952	1,176
*	Tenet Healthcare Corp.	259,380	1,025
*	Micromet, Inc.	149,484	961
*	Vanda Parmaceuticals, Inc.	59,900	910
*	Odyssey Healthcare, Inc.	73,465	856
*	Symmetry Medical Inc.	94,000	805
*	Immunomedics Inc.	185,500	768
*	America Service Group Inc.	44,700	768
	Young Innovations, Inc.	27,581	698
	Ensign Group Inc.	41,600	666
*	Cambrex Corp.	126,089	577
*	Novamed, Inc.	114,978	553
*	Auxilium Pharmaceuticals, Inc.	17,500	541
*	Bio-Reference Laboratories, Inc.	16,117	517
*,^	Cell Therapeutics, Inc.	337,700	500
*	QuadraMed Corp.	76,300	481
*,^	BioDelivery Sciences International, Inc.	81,979	461

*	Sepracor Inc.	22,870	397
*	Matrixx Initiatives, Inc.	59,954	338
*	Continucare Corp.	109,386	319
*	RadNet, Inc.	101,896	300
*	Cornerstone Therapeutics Inc.	29,572	266
*	Caraco Pharmaceutical Laboratories, Ltd.	79,968	250
*	BioCryst Pharmaceuticals, Inc.	26,700	246
*	Osteotech, Inc.	49,409	245
*	Hi-Tech Pharmacal Co., Inc.	15,183	238
*	ArQule, Inc.	35,400	217
*	Aspect Medical Systems, Inc.	33,415	209
*	Kensey Nash Corp.	6,900	197
*	Myriad Pharmaceuticals Inc.	39,743	194
*	Allied Healthcare International Inc.	70,702	176
*	Synovis Life Technologies, Inc.	11,100	171
*	Neurocrine Biosciences, Inc.	51,253	164
*	Oxigene, Inc.	106,830	160
*	Cardiac Science Corp.	38,760	154
*	OncoGenex Pharmaceutical Inc.	3,900	114
*	AngioDynamics, Inc.	8,596	107
*,^	Osiris Therapeutics, Inc.	6,400	78
*	Inspire Pharmaceuticals, Inc.	15,700	76
*	Insmed Inc.	67,900	67
*	Providence Service Corp.	6,200	65
*,^	Acura Pharmaceuticals Inc.	10,000	58
*	Triple-S Management Corp.	3,372	58
*	Nabi Biopharmaceuticals	22,000	57
*	Noven Pharmaceuticals, Inc.	2,991	49
*	Cardiovascular Systems, Inc.	4,802	48
*	Hanger Orthopedic Group, Inc.	3,440	47
*	Cadence Pharmaceuticals, Inc.	2,600	31
*	Wright Medical Group, Inc.	2,201	31
*	NeurogesX, Inc.	3,200	25
*	Dynacq Healthcare, Inc.	4,900	16
*	Mediware Information Systems, Inc.	1,900	10
*	Repligen Corp.	991	5
			1,495,712
Industrials (13.5%)
	MSC Industrial Direct Co., Inc. Class A	1,137,440	44,633
*	Stericycle, Inc.	847,200	43,377
	Equifax, Inc.	1,205,868	31,413
	Ritchie Brothers Auctioneers Inc.	1,074,230	25,782
	Con-way, Inc.	564,910	25,732
	The Dun & Bradstreet Corp.	352,101	25,348
	Kennametal, Inc.	1,082,910	23,088
*	JetBlue Airways Corp.	4,307,210	22,010
	Watsco, Inc.	417,150	21,884
*	Corrections Corp. of America	1,251,216	21,596
*	Waste Connections, Inc.	750,650	21,176
*	UTI Worldwide, Inc.	1,624,223	20,498
*	Aecom Technology Corp.	626,654	20,304
*	Teledyne Technologies, Inc.	615,680	20,151
*	SunPower Corp. Class B	727,336	19,856
*	EnerSys	967,230	19,142

	Lennox International Inc.	539,300	18,795
*	GeoEye Inc.	708,000	17,558
	J.B. Hunt Transport Services, Inc.	621,400	17,368
*	Tetra Tech, Inc.	553,486	16,671
*	RBC Bearings Inc.	697,194	16,524
*	TrueBlue, Inc.	1,268,150	16,106
*	Kirby Corp.	432,128	15,993
*	The Advisory Board Co.	619,480	15,846
	Knight Transportation, Inc.	867,100	15,729
	W.W. Grainger, Inc.	174,850	15,721
	Healthcare Services Group, Inc.	834,800	15,586
*	Resources Connection, Inc.	954,600	14,414
	McGrath RentCorp	723,449	13,905
*	Genesee & Wyoming Inc. Class A	471,500	12,867
*	General Cable Corp.	330,000	12,794
*	FTI Consulting, Inc.	232,896	12,677
*,^	Yingli Green Energy Holding Co., Ltd.-ADR	902,400	11,975
	Gamesa Corporacion Tecnologica SA	527,270	11,406
*	Navistar International Corp.	282,196	11,158
*	Geo Group Inc.	613,692	11,034
*	Covanta Holding Corp.	649,400	10,968
	AMETEK, Inc.	321,345	10,399
*	EnerNOC Inc.	338,800	10,394
*	American Superconductor Corp.	315,450	10,148
*	DigitalGlobe Inc.	548,250	9,978
*	Huron Consulting Group Inc.	205,700	9,123
*	Clean Harbors Inc.	171,170	8,930
*	MPS Group, Inc.	1,028,445	8,896
*	Sykes Enterprises, Inc.	433,488	8,626
	Chicago Bridge & Iron Co. N.V.	574,255	8,011
	Roper Industries Inc.	154,277	7,378
	Heartland Express, Inc.	462,020	7,115
*,^	Energy Conversion Devices, Inc.	494,400	7,040
*	Exponent, Inc.	270,822	6,990
	Mine Safety Appliances Co.	237,365	6,668
*	Korn/Ferry International	477,200	6,638
*	AerCap Holdings NV	838,708	6,408
	Landstar System, Inc.	174,000	6,382
*	United Stationers, Inc.	130,665	6,065
*	Atlas Air Worldwide Holdings, Inc.	241,701	6,033
	HEICO Corp.	161,400	5,961
*	Ingersoll-Rand PLC	205,000	5,920
*	Mobile Mini, Inc.	358,990	5,808
*	ESCO Technologies Inc.	139,850	5,746
	American Ecology Corp.	349,300	5,704
	Bucyrus International, Inc.	189,600	5,589
	Granite Construction Co.	164,950	5,589
*	TransDigm Group, Inc.	135,600	5,192
	Watson Wyatt & Co. Holdings	137,600	5,138
*	Stanley Inc.	164,141	5,046
*	Esterline Technologies Corp.	173,870	4,943
*	Shaw Group, Inc.	162,600	4,787
*	Moog Inc.	175,007	4,718
	Harsco Corp.	170,700	4,696
*	IHS Inc. Class A	92,900	4,639

*	Kadant Inc.	416,900	4,632
*	EMCOR Group, Inc.	188,800	4,554
*	Beacon Roofing Supply, Inc.	270,498	4,536
	Curtiss-Wright Corp.	121,561	4,015
*	Michael Baker Corp.	84,701	3,613
	Hubbell Inc. Class B	96,100	3,586
	Deluxe Corp.	228,900	3,582
*	AirTran Holdings, Inc.	479,775	3,474
	Herman Miller, Inc.	198,700	3,300
	The Brink's Co.	120,797	3,280
*	Continental Airlines, Inc. Class B	289,500	3,234
*	Trex Co., Inc.	196,100	3,206
	EnergySolutions	359,403	3,094
	Knoll, Inc.	310,700	3,042
	Acuity Brands, Inc.	100,500	2,966
*	CoStar Group, Inc.	75,200	2,762
*	Chart Industries, Inc.	141,600	2,727
*	Flow International Corp.	1,317,700	2,635
	Administaff, Inc.	100,302	2,514
*	Hawaiian Holdings, Inc.	389,313	2,488
*	Navigant Consulting, Inc.	204,374	2,432
*	Old Dominion Freight Line, Inc.	67,400	2,401
	Robbins & Myers, Inc.	110,400	2,311
*	Alliant Techsystems, Inc.	29,300	2,307
	GATX Corp.	91,309	2,303
*	GrafTech International Ltd.	165,600	2,274
*	Force Protection, Inc.	420,200	2,172
	Pall Corp.	70,800	2,130
*	CRA International Inc.	78,991	2,127
*	Axsys Technologies, Inc.	38,200	2,050
	The Toro Co.	57,600	1,996
*	American Reprographics Co.	230,201	1,991
	Universal Forest Products, Inc.	44,329	1,979
*	AMR Corp.	330,900	1,770
	Graham Corp.	123,418	1,688
	AAON, Inc.	77,400	1,518
	Apogee Enterprises, Inc.	98,086	1,430
	Robert Half International, Inc.	55,000	1,363
*	Thomas & Betts Corp.	50,699	1,351
	Donaldson Co., Inc.	33,200	1,262
*	Mastec Inc.	115,500	1,195
*	WESCO International, Inc.	45,000	1,111
*	ATC Technology Corp.	51,808	1,084
	VSE Corp.	35,627	1,055
	ABM Industries Inc.	46,461	979
	Copa Holdings SA Class A	22,900	928
*	RSC Holdings Inc.	107,600	849
*	GP Strategies Corp.	117,140	813
*	CBIZ Inc.	118,137	773
*	North American Galvanizing & Coatings Inc.	143,550	718
*	La Barge, Inc.	67,800	717
*	Powell Industries, Inc.	19,868	708
*	DynCorp International Inc. Class A	31,100	632
	The Standard Register Co.	173,200	613
*	USA Truck, Inc.	39,535	570

*	APAC Teleservices, Inc.	102,620	511
	Textainer Group Holdings Ltd.	36,454	438
*	Air Transport Services Group Inc.	111,200	370
*	Avis Budget Group, Inc.	39,800	340
	Raven Industries, Inc.	10,430	299
*	Dynamex Inc.	14,590	227
*	Allegiant Travel Co.	4,700	204
	CIRCOR International, Inc.	8,472	195
*	K-Tron International, Inc	2,066	182
	CDI Corp.	12,300	156
	Wabtec Corp.	4,200	141
	Preformed Line Products Co.	3,696	130
*	Sterling Construction Co., Inc.	7,030	112
*	Waste Services, Inc.	21,080	101
*	Marten Transport, Ltd.	5,600	99
*	COMSYS IT Partners Inc.	12,431	87
*	Pike Electric Corp.	8,100	85
*	Altra Holdings Inc.	9,400	83
	Applied Signal Technology, Inc.	3,000	75
*	Furmanite Corp.	14,500	66
	Ampco-Pittsburgh Corp.	2,700	61
	Valmont Industries, Inc.	800	57
*,^	Advanced Battery Technologies Inc.	12,200	52
	Cubic Corp.	1,330	52
*	ICT Group, Inc.	4,400	45
	TAL International Group, Inc.	3,100	34
*	GenCorp, Inc.	12,345	32
*	LMI Aerospace, Inc.	2,980	27
*	CAI International Inc.	3,951	26
*	Orion Marine Group, Inc.	1,059	24
	Industrial Services of America, Inc.	2,922	21
			1,064,955
Information Technology (26.3%)
*	Polycom, Inc.	2,381,308	56,556
*,^	Alliance Data Systems Corp.	1,041,082	53,095
*	ON Semiconductor Corp.	6,682,574	48,783
*	Red Hat, Inc.	1,887,813	43,099
*	TiVo Inc.	3,412,305	34,976
*	Concur Technologies, Inc.	974,961	33,626
*	FEI Co.	1,361,273	33,351
*	PMC Sierra Inc.	3,407,006	31,174
	FactSet Research Systems Inc.	540,500	30,646
*	Ingram Micro, Inc. Class A	1,801,113	30,295
*	Informatica Corp.	1,632,789	30,027
*	Euronet Worldwide, Inc.	1,418,990	29,856
*	MICROS Systems, Inc.	1,073,256	29,397
*	NICE-Systems Ltd. ADR	1,014,238	27,770
*	Verigy Ltd.	2,059,400	27,369
*	Sybase, Inc.	760,071	27,211
*	Teradyne, Inc.	3,452,160	27,203
*	Riverbed Technology, Inc.	1,276,800	25,549
*	Blue Coat Systems, Inc.	1,337,324	24,995
*	NetApp, Inc.	1,083,548	24,337
*	j2 Global Communications, Inc.	997,544	23,931

	Syntel, Inc.	600,707	23,776
*	salesforce.com, inc.	534,200	23,152
*	Ariba, Inc.	2,193,438	23,053
*	F5 Networks, Inc.	614,950	22,827
	Intersil Corp.	1,559,110	22,404
*	Microsemi Corp.	1,573,848	21,483
*	Netezza Corp.	2,329,700	21,061
*	Hewitt Associates, Inc.	695,405	20,813
*	Affiliated Computer Services, Inc. Class A	428,514	20,316
*	VeriFone Holdings, Inc.	2,184,800	19,685
*	Sapient Corp.	2,812,500	18,788
*	Starent Networks Corp.	768,087	18,419
	Diebold, Inc.	655,080	18,159
*	Silicon Laboratories Inc.	420,800	18,023
*	Cadence Design Systems, Inc.	3,044,260	17,961
*	Skyworks Solutions, Inc.	1,474,000	17,806
*	Cymer, Inc.	508,100	17,382
	Global Payments Inc.	403,615	17,073
*	S1 Corp.	2,378,095	16,861
	Amphenol Corp. Class A	504,110	16,812
*	SuccessFactors Inc.	1,551,700	16,370
*	MKS Instruments, Inc.	838,350	16,239
*	CyberSource Corp.	934,800	16,209
	ADTRAN Inc.	661,430	15,980
	Maxim Integrated Products, Inc.	884,000	15,665
*	Rovi Corp.	587,860	15,378
*	NeuStar, Inc. Class A	676,433	15,342
*	Synopsys, Inc.	759,628	15,177
	Xerox Corp.	1,838,500	15,057
*	ATMI, Inc.	792,185	14,410
*	Littelfuse, Inc.	609,850	14,271
*	Progress Software Corp.	627,386	14,198
	Plantronics, Inc.	582,977	13,799
*	Sycamore Networks, Inc.	4,031,100	13,706
	Jabil Circuit, Inc.	1,440,680	13,197
*	Netlogic Microsystems Inc.	327,400	13,011
*	Atmel Corp.	3,117,420	13,000
*	ValueClick, Inc.	1,128,365	12,976
*	Cognizant Technology Solutions Corp.	432,960	12,811
*	Western Digital Corp.	413,300	12,502
*	Atheros Communications, Inc.	479,090	11,977
*	EPIQ Systems, Inc.	745,450	11,964
*	Acme Packet, Inc.	1,171,458	11,761
*	Varian Semiconductor Equipment Associates, Inc.	363,850	11,658
*	Cogent Inc.	1,006,257	11,471
*	Avnet, Inc.	447,852	10,928
*	Tellabs, Inc.	1,879,080	10,899
*	Digital River, Inc.	304,170	10,752
*	Fairchild Semiconductor International, Inc.	1,208,200	10,668
*	3Com Corp.	2,747,761	10,359
*	McAfee Inc.	232,105	10,347
*	QLogic Corp.	789,505	10,303
	Power Integrations, Inc.	347,500	10,178
*	Lawson Software, Inc.	1,656,965	9,842
*	Tessera Technologies, Inc.	347,318	9,756

*	DemandTec, Inc.	1,042,730	9,291
*	Websense, Inc.	627,490	9,287
*	Parametric Technology Corp.	689,278	8,899
*	Marvell Technology Group Ltd.	662,795	8,842
*	Commvault Systems, Inc.	499,950	8,704
	Altera Corp.	451,800	8,444
*	Arris Group Inc.	690,329	8,408
	Take-Two Interactive Software, Inc.	882,000	8,397
*	Equinix, Inc.	102,030	8,339
*	Arrow Electronics, Inc.	322,200	8,303
*	Applied Micro Circuits Corp.	954,745	8,259
*	CommScope, Inc.	316,200	8,095
*	ANSYS, Inc.	253,834	7,935
*	SPSS, Inc.	159,425	7,888
*	Trimble Navigation Ltd.	332,200	7,876
*	Global Cash Access, Inc.	868,663	7,818
*	Compellent Technologies, Inc.	478,750	7,607
*	Compuware Corp.	1,037,226	7,603
*	DG FastChannel Inc.	334,803	7,028
*	DST Systems, Inc.	155,500	6,893
*	PROS Holdings, Inc.	872,700	6,859
	Heartland Payment Systems, Inc.	639,700	6,819
*	Harris Stratex Networks, Inc. Class A	971,375	6,741
*	FormFactor Inc.	286,835	6,612
	Broadridge Financial Solutions LLC	381,000	6,580
*	Sohu.com Inc.	106,400	6,509
*	Brocade Communications Systems, Inc.	817,275	6,424
*	Solera Holdings, Inc.	234,477	6,314
*,^	VistaPrint Ltd.	152,865	6,306
*	Stratasys, Inc.	398,700	6,292
*	Dolby Laboratories Inc.	141,943	5,909
*	Diodes Inc.	317,775	5,866
*	Broadcom Corp.	207,000	5,844
*	Activision Blizzard, Inc.	500,500	5,731
*	TriQuint Semiconductor, Inc.	781,670	5,612
*	Constant Contact, Inc.	244,000	5,517
*	EarthLink, Inc.	650,350	5,495
*	SAIC, Inc.	302,035	5,464
*	Novell, Inc.	1,168,854	5,353
*	Semtech Corp.	286,490	5,271
*	SkillSoft PLC	597,400	5,114
*	TIBCO Software Inc.	583,718	5,096
*	Emulex Corp.	556,249	5,079
*	Hittite Microwave Corp.	143,000	5,022
*	Cypress Semiconductor Corp.	467,980	4,970
*	Juniper Networks, Inc.	184,000	4,808
*	FLIR Systems, Inc.	213,784	4,594
*	Perot Systems Corp.	283,100	4,524
*	Silicon Motion Technology Corp. ADR	1,197,900	4,504
*	Monolithic Power Systems	201,350	4,468
*	Forrester Research, Inc.	193,700	4,372
*	Akamai Technologies, Inc.	259,420	4,265
*	BMC Software, Inc.	124,775	4,246
*	Multi-Fineline Electronix, Inc.	183,500	4,182
*	Integrated Device Technology Inc.	615,486	4,167

*	OpNext, Inc.	2,014,848	4,090
*	Blackboard Inc.	120,160	4,082
*	Cirrus Logic, Inc.	744,501	4,005
	Jack Henry & Associates Inc.	185,610	3,985
*	JDA Software Group, Inc.	191,227	3,941
*	Ceva, Inc.	446,563	3,916
*	AsiaInfo Holdings, Inc.	199,100	3,837
*	GSI Commerce, Inc.	209,000	3,812
*	Manhattan Associates, Inc.	205,016	3,793
*	Gartner, Inc. Class A	215,900	3,692
*	ManTech International Corp.	66,711	3,556
*	Vocus, Inc.	209,850	3,530
*	Switch and Data Inc.	239,697	3,329
*	ScanSource, Inc.	114,659	3,271
*	CSG Systems International, Inc.	195,580	3,262
*	Art Technology Group, Inc.	858,788	3,255
*	OSI Systems Inc.	143,900	2,851
*	Tekelec	154,454	2,840
*	Actuate Software Corp.	524,038	2,741
*	SeaChange International, Inc.	292,371	2,675
*	Palm, Inc.	169,195	2,661
*	Cree, Inc.	82,799	2,655
*	TNS Inc.	115,700	2,653
*	Ultratech, Inc.	217,718	2,593
	Pegasystems Inc.	90,449	2,560
*	CACI International, Inc.	54,779	2,531
	Marchex, Inc.	561,605	2,460
*	Radiant Systems, Inc.	241,900	2,434
*	AuthenTec, Inc.	986,100	2,416
*	Wright Express Corp.	83,484	2,361
*	Convergys Corp.	218,790	2,343
*	Super Micro Computer Inc.	294,800	2,341
*	LivePerson, Inc.	575,855	2,309
*	Genpact, Ltd.	159,861	2,241
*	LSI Corp.	429,960	2,227
*	Synaptics Inc.	92,371	2,214
*	Aruba Networks, Inc.	248,333	2,205
	IXYS Corp.	280,178	2,166
*	Veeco Instruments, Inc.	114,771	2,162
*	TeleTech Holdings, Inc.	123,426	2,064
*	Net 1 UEPS Technologies, Inc.	120,962	2,039
*	Oclaro Inc.	3,455,800	2,039
*	DealerTrack Holdings Inc.	100,000	1,983
*	Zoran Corp.	164,160	1,891
*	The Hackett Group Inc.	607,300	1,846
*	Nuance Communications, Inc.	138,980	1,835
	iGATE Corp.	242,799	1,760
*	Avocent Corp.	108,272	1,679
*	Anixter International Inc.	48,300	1,653
*	Checkpoint Systems, Inc.	87,486	1,516
*	Mercury Computer Systems, Inc.	130,569	1,502
*	Cabot Microelectronics Corp.	43,850	1,487
*	Quest Software, Inc.	89,227	1,315
	Ulticom, Inc.	667,120	1,231
*	NetScout Systems, Inc.	119,943	1,193

*	EMS Technologies, Inc.	51,365	1,130
*	NCI, Inc.	35,586	1,128
*	Anaren, Inc.	60,982	1,096
*	CPI International, Inc.	114,610	1,095
*	InterDigital, Inc.	36,000	1,066
	Acxiom Corp.	108,683	1,049
*	Oplink Communications, Inc.	78,256	995
*	ACI Worldwide, Inc.	61,694	930
*	Advanced Micro Devices, Inc.	251,000	919
*	Digi International, Inc.	89,900	918
*	Kopin Corp.	224,412	891
*	Rambus Inc.	52,300	885
*	Airvana, Inc.	139,300	865
*	ViaSat, Inc.	32,000	864
*	Dynamics Research Corp.	69,597	857
*	SYNNEX Corp.	27,914	793
*,^	STEC Inc.	20,900	713
*	NVE Corp.	12,800	688
*	Insight Enterprises, Inc.	65,799	678
	OPNET Technologies, Inc.	65,887	626
*	Intellon Corp.	132,650	610
*	Mentor Graphics Corp.	82,300	571
*	Internet Gold-Golden Lines Ltd.	68,547	539
*	Saba Software, Inc.	135,033	514
*	PC Mall, Inc.	59,168	514
*	BigBand Networks Inc.	88,700	487
*	Computer Task Group, Inc.	72,046	468
*	Sigma Designs, Inc.	28,620	463
*	SonicWALL, Inc.	58,800	446
*	Maxwell Technologies, Inc.	31,100	440
*	Online Resources Corp.	63,079	417
*	Keynote Systems Inc.	38,119	383
*	Exar Corp.	53,563	377
	QAD Inc.	96,398	362
*	Image Sensing Systems, Inc.	38,500	356
*	MIPS Technologies, Inc.	93,175	332
*	Pervasive Software Inc.	61,092	325
	Cass Information Systems, Inc.	9,100	315
*	Datalink Corp.	97,063	296
*	WebMD Health Corp. Class A	8,100	271
*	Quantum Corp.	279,200	257
*	DSP Group Inc.	28,483	248
*	GTSI Corp.	30,626	195
	Daktronics, Inc.	21,800	183
*	RAE Systems, Inc.	118,301	179
*	Cray, Inc.	21,706	176
*	Actel Corp.	15,394	172
*	Volterra Semiconductor Corp.	10,000	166
*	White Electronic Designs Corp.	34,951	160
*	Amkor Technology, Inc.	21,470	134
	Micrel, Inc.	17,000	133
*	Symmetricom Inc.	19,920	129
*	Inx Inc.	20,568	118
*	IntriCon Corp.	42,647	111
*	Ebix, Inc.	2,600	108

*	DTS Inc.	3,600	99
*	RF Micro Devices, Inc.	18,000	94
*	Evolving Systems Inc.	16,990	86
*	Loral Space and Communications Ltd.	4,000	84
	MTS Systems Corp.	3,500	82
*	Telecommunication Systems, Inc.	6,900	57
*	Startek, Inc.	5,900	56
*	Tech Data Corp.	1,500	52
	Keithley Instruments Inc.	7,200	40
	NIC Inc.	4,800	36
	Technitrol, Inc.	4,400	32
*	SRA International, Inc.	1,530	30
*	Perceptron, Inc.	7,041	29
	AVX Corp.	2,481	27
*	MakeMusic! Inc.	5,290	16
*	Unify Corp.	3,800	13
*	PC-Tel, Inc.	1,040	7
*	Merrimac Industries Inc.	633	5
			2,069,120
Materials (4.6%)
	Sensient Technologies Corp.	1,689,010	42,546
	Albemarle Corp.	1,021,170	30,339
	AptarGroup Inc.	777,850	27,163
*	Solutia Inc.	2,661,418	23,793
	Ashland, Inc.	557,254	18,467
	International Flavors & Fragrances, Inc.	426,468	15,037
*	OM Group, Inc.	444,700	14,969
	Arch Chemicals, Inc.	547,169	14,527
	Martin Marietta Materials, Inc.	163,900	14,107
	Eagle Materials, Inc.	465,900	12,719
	Cytec Industries, Inc.	503,400	12,635
	Nalco Holding Co.	708,364	12,531
	Rock-Tenn Co.	266,053	11,962
*	Pactiv Corp.	444,695	11,197
	Walter Industries, Inc.	221,166	10,917
	Greif Inc. Class A	206,250	10,587
	FMC Corp.	210,150	10,222
	Ball Corp.	187,963	9,090
*	Fronteer Development Group, Inc.	2,043,000	7,682
*	LSB Industries, Inc.	401,538	7,131
	Steel Dynamics, Inc.	316,225	5,173
	Compass Minerals International, Inc.	77,400	4,117
	Silgan Holdings, Inc.	77,900	3,915
	Terra Industries, Inc.	116,400	3,394
*	Clearwater Paper Corp.	71,458	2,863
*	Crown Holdings, Inc.	111,833	2,807
	NewMarket Corp.	35,600	2,693
	Ecolab, Inc.	63,750	2,646
	Innophos Holdings Inc.	108,761	2,043
	Worthington Industries, Inc.	142,500	1,884
	Packaging Corp. of America	95,192	1,872
	Stepan Co.	41,405	1,854
*	Bway Holding Co.	81,082	1,293
*	Omnova Solutions Inc.	130,534	732

	Koppers Holdings, Inc.	17,436	487
*	AEP Industries, Inc.	13,839	442
*	Boise, Inc.	182,763	435
*,^	General Steel Holdings, Inc.	80,800	384
	Lubrizol Corp.	5,290	307
	Wausau Paper Corp.	27,849	262
	Scotts Miracle-Gro Co.	5,330	208
*	Domtar Corp.	2,360	45
	Balchem Corp.	1,300	36
*	Graphic Packaging Holding Co.	14,200	30
			357,543
Telecommunication Services (0.7%)
*	SBA Communications Corp.	625,450	16,318
*	Clearwire Corp.	1,360,800	11,023
*	Syniverse Holdings Inc.	348,300	6,106
*	Premiere Global Services, Inc.	476,900	4,573
*	USA Mobility, Inc.	246,010	3,321
	NTELOS Holdings Corp.	196,800	3,048
*	Neutral Tandem, Inc.	94,027	2,915
*	U.S. Cellular Corp.	55,935	2,004
	Consolidated Communications Holdings, Inc.	111,000	1,402
*	iPCS, Inc.	64,680	1,165
*	General Communication, Inc.	129,605	888
*	FiberNet Telecom Group, Inc.	50,688	575
*	Centennial Communications Corp. Class A	65,500	502
*	Cogent Communications Group, Inc.	41,000	340
*	Cincinnati Bell Inc.	79,100	248
*	Virgin Mobile USA, Inc. Class A	16,500	81
	Shenandoah Telecommunications Co.	3,300	67
			54,576
Utilities (0.7%)
	ITC Holdings Corp.	433,950	20,699
	UGI Corp. Holding Co.	637,700	16,861
	Ormat Technologies Inc.	246,700	9,767
	CenterPoint Energy Inc.	362,300	4,365
	New Jersey Resources Corp.	50,019	1,931
	DPL Inc.	40,700	975
			54,598
Total Common Stocks (Cost $7,298,552)			7,482,481

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (6.3%)[1]
Money Market Fund (5.8%)
[3,4]	Vanguard Market Liquidity Fund	0.335%		455,837,257	455,837

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.1%)
	Deutsche Bank Securities, Inc. (Dated 7/31/09, Repurchase Value $9,400,000, collateralized by Federal Home Loan Mortgage Corp. 5.500%-7.000%, 12/1/34-5/1/38 and Government National Mortgage Assn. 7.000%, 11/15/36)	0.200%	8/3/09	9,400	9,400

U.S. Government and Agency Obligations (0.4%)
[5,6]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	17,000	16,999
[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	5,000	4,999
[5,6]	Federal National Mortgage Assn.	0.582%	8/26/09	300	300
[5,6]	Federal National Mortgage Assn.	0.290%	10/29/09	5,000	4,998
					27,296
Total Temporary Cash Investments (Cost $492,526)					492,533
Total Investments (101.4%) (Cost $7,791,078)					7,975,014
Other Assets and Liabilities-Net (-1.4%)[4]					(106,732)
Net Assets (100%)					7,868,282

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $49,394,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 3.8%, respectively, of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4	Includes $52,560,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6	Securities with a value of $27,295,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Explorer Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2009, the cost of investment securities for tax purposes was $7,791,078,000. Net unrealized appreciation of investment securities for tax purposes was $183,936,000, consisting of unrealized gains of $1,009,336,000 on securities that had risen in value since their purchase and $825,400,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Explorer Fund

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	September 2009	1,914	106,399	8,330
S&P MidCap 400 Index	September 2009	164	51,398	3,759
E-mini NASDAQ 100 Index	September 2009	1,120	35,885	2,263
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2008		Proceeds from		July 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Advanta Corp. Class A	2,425	-	1,410	180	-
Hollywood Media Corp.	NA1	107	1,245	-	-

	2,425			180	-

1 Not applicable because at October 31, 2008, the issuer was not an affiliated company of the fund.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	7,442,210	40,271	-
Temporary Cash Investments	455,837	36,696	-
Futures Contracts—Assets[1]	1,256	-	-
Futures Contracts—Liabilities[1]	(989	-	-
Total	7,898,314	76,967	-
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Common Stocks ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	4,568
Transfers in and/or out of Level 3	(2,712)
Change in Unrealized Appreciation (Depreciation)	(1,856)
Balance as of July 31, 2009	-

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.